UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hollow Brook Associates LLC
Address: 551 Madison, 8th Floor

         New York, NY  10022

13F File Number:  28-13354

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip E. Richter
Title:     President & Chief Operating Officer
Phone:     (212) 364-1848

Signature, Place, and Date of Signing:

     /s/ Philip E. Richter     New York, NY     May 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $118,048 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      279     5148 SH       Sole                        0        0     5148
AMGEN INC                      COM              031162100      323     5404 SH       Sole                        0        0     5404
ANADARKO PETE CORP             COM              032511107      411     5642 SH       Sole                        0        0     5642
ANNALY CAP MGMT INC            COM              035710409     1355    78850 SH       Sole                        0        0    78850
ANWORTH MORTGAGE ASSET CP      COM              037347101    10743  1593985 SH       Sole                        0        0  1593985
APACHE CORP                    COM              037411105     1035    10201 SH       Sole                        0        0    10201
AT&T INC                       COM              00206r102     1643    63594 SH       Sole                        0        0    63594
AVATAR HLDGS INC               COM              053494100      334    15383 SH       Sole                        0        0    15383
BARCLAYS BK PLC                IPATH SHRT ETN   06740c527     1108    52718 SH       Sole                        0        0    52718
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      244        2 SH       Sole                        0        0        2
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     4367   146730 SH       Sole                        0        0   146730
CHIMERA INVT CORP              COM              16934Q109     1981   509297 SH       Sole                        0        0   509297
CLOROX CO DEL                  COM              189054109      487     7600 SH       Sole                        0        0     7600
COCA COLA CO                   COM              191216100      480     8725 SH       Sole                        0        0     8725
COLGATE PALMOLIVE CO           COM              194162103      686     8041 SH       Sole                        0        0     8041
CORE LABORATORIES N V          COM              N22717107     5054    38641 SH       Sole                        0        0    38641
COURIER CORP                   COM              222660102      256    15533 SH       Sole                        0        0    15533
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100     9880   292817 SH       Sole                        0        0   292817
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273r109     3842    81993 SH       Sole                        0        0    81993
ENTERPRISE PRODS PARTNERS L    COM              293792107     1480    42795 SH       Sole                        0        0    42795
EOG RES INC                    COM              26875p101     5028    54096 SH       Sole                        0        0    54096
EXXON MOBIL CORP               COM              30231G102     1318    19671 SH       Sole                        0        0    19671
FMC TECHNOLOGIES INC           COM              30249U101     7093   109742 SH       Sole                        0        0   109742
GENERAL ELECTRIC CO            COM              369604103      540    29664 SH       Sole                        0        0    29664
ISHARES TR INDEX               BARCLYS TIPS BD  464287176      208     2000 SH       Sole                        0        0     2000
JOHNSON & JOHNSON              COM              478160104      722    11075 SH       Sole                        0        0    11075
LILLY ELI & CO                 COM              532457108      315     8700 SH       Sole                        0        0     8700
MEDCO HEALTH SOLUTIONS INC     COM              58405U102      315     4884 SH       Sole                        0        0     4884
MEDIA SCIENCES INTL INC        COM              58446x107      174   433950 SH       Sole                        0        0   433950
MERCK & CO INC NEW             COM              58933y105      958    25642 SH       Sole                        0        0    25642
MFA FINANCIAL INC              COM              55272x102     7220   980962 SH       Sole                        0        0   980962
MICROSOFT CORP                 COM              594918104      638    21785 SH       Sole                        0        0    21785
ONEOK INC NEW                  COM              682680103     5689   124614 SH       Sole                        0        0   124614
PENN VA GP HLDGS L P           COM UNIT R LIM   70788P105     1151    62930 SH       Sole                        0        0    62930
PEPSICO INC                    COM              713448108      711    10754 SH       Sole                        0        0    10754
PETROQUEST ENERGY INC          COM              716748108     1784   354660 SH       Sole                        0        0   354660
PFIZER INC                     COM              717081103      940    54801 SH       Sole                        0        0    54801
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     6858   120522 SH       Sole                        0        0   120522
PROCTER & GAMBLE CO            COM              742718109      344     5435 SH       Sole                        0        0     5435
PROSHARES TR                   PSHS SHRT S&P500 74347r503    12743   257392 SH       Sole                        0        0   257392
PROSHARES TR                   PSHS ULSHT SP500 74347r883     2437    78624 SH       Sole                        0        0    78624
REAVES UTIL INCOME FD          COM SH BEN INT   756158101     9923   494896 SH       Sole                        0        0   494896
ULTRA PETROLEUM CORP           COM              903914109      339     7265 SH       Sole                        0        0     7265
URANIUM RES INC                COM PAR $0.001   916901507       26    36500 SH       Sole                        0        0    36500
VERIZON COMMUNICATIONS INC     COM              92343V104     3644   117467 SH       Sole                        0        0   117467
WIRELESS TELECOM GROUP INC     COM              976524108      942   961276 SH       Sole                        0        0   961276